CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY(DEFICIT) (USD $) - USD ($)	Common Stock	Additional Paid-In Capital	Deficit	Accumulated Other Comprehensive Loss	Total
Beginning Balance at Jun. 30, 2015	$ 20,000	$ 175,878	$ (202,740)	$ (17)	$ (6,879)
Beginning Balance (in shares) at Jun. 30, 2015	20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of reverse merger	$ 35,000	(22,382)			12,618
Effect of reverse merger (in shares)	35,000,000
Capital contribution		683,485			662,201
Issuance of common stock	$ 387	441,640			442,027
Issuance of common stock	387,271
Net income			(1,124,850)		(1,124,850)
Foreign currency translation adjustment				(5,842)	(5,842)
Ending Balance at Jun. 30, 2016	$ 55,387	1,278,621	(1,327,590)	(5,859)	$ 559
Ending Balance (in shares) at Jun. 30, 2016	55,387,271				55,387,271
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 1,223	1,686,517			$ 1,687,740
Issuance of common stock	1,223,000
Net income			(1,193,216)		(1,193,216)
Foreign currency translation adjustment				63,551	63,551
Ending Balance at Jun. 30, 2017	$ 56,610	$ 2,965,138	$ (2,520,806)	$ 57,692	$ 558,634
Ending Balance (in shares) at Jun. 30, 2017	56,610,271				56,610,271
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					$ (799,998)
Ending Balance at Dec. 31, 2017					$ 2,132,320
Ending Balance (in shares) at Dec. 31, 2017					57,511,771